Acquisitions (Acquired Loans At Acquisition) (Details) - AFB $ in Thousands	Nov. 06, 2015 USD ($)
Business Acquisition [Line Items]
Outstanding balance	$ 119,242
Less: fair value adjustment	(1,763)
Fair value of acquired noncredit-impaired loans	$ 117,479